InvestEd Portfolios

Supplement dated August 18, 2017 to the

InvestEd Portfolios Prospectus

dated April 28, 2017

1) Effective September 18, 2017, the underlying affiliated mutual funds, the target ranges for those underlying funds, and the investment allocations among asset classes, will change for each of InvestEd Growth Portfolio, InvestEd Balanced Portfolio and InvestEd Conservative Portfolio (each, a “Portfolio” and, collectively, the “Portfolios”).

Thereafter, the allocations for each Portfolio will be in Class N shares (Class Y shares for the Waddell & Reed Advisors Funds) of the following underlying funds:

Growth Portfolio:

Underlying Fund	Investment Range
	Low	High
∎ U.S. Equity Funds	40%	55%
∎ Ivy Core Equity Fund	0%	25%
∎ Ivy Dividend Opportunities Fund	0%	25%
∎ Ivy Large Cap Growth Fund	0%	25%
∎ Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0%	25%
∎ Ivy Value Fund	0%	25%
∎ Ivy Mid Cap Growth Fund	0%	10%
∎ Ivy Mid Cap Income Opportunities Fund	0%	10%
∎ Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%	10%
∎ Ivy Small Cap Core Fund	0%	10%
∎ Ivy Small Cap Growth Fund	0%	10%
∎ Global/International Equity Funds	15%	45%
∎ Ivy Global Growth Fund	0%	25%
∎ Ivy International Core Equity Fund	0%	25%
∎ Ivy ProShares MSCI ACWI Index Fund	0%	25%
∎ Ivy Emerging Markets Equity Fund	0%	15%
∎ Ivy LaSalle Global Real Estate Fund	0%	15%
∎ Fixed-Income Funds	5%	45%
∎ Investment Grade Bond Funds	5%	40%
∎ Ivy Advantus Bond Fund	0%	25%
∎ Ivy ProShares S&P 500 Bond Index Fund	0%	25%
∎ Waddell & Reed Advisors Bond Fund	0%	25%
∎ Waddell & Reed Advisors Government Securities Fund	0%	25%
∎ Non-Investment Grade Bond Funds	0%	15%
∎ Ivy Apollo Strategic Income Fund	0%	15%
∎ Ivy Global Bond Fund	0%	15%
∎ Ivy High Income Fund	0%	15%
∎ Ivy ProShares Interest Rate Hedged High Yield Index Fund	0%	15%
∎ Short-Term Bond Funds	0%	15%
∎ Ivy Government Money Market Fund	0%	15%
∎ Ivy Limited-Term Bond Fund	0%	15%

Supplement	Prospectus	1

Balanced Portfolio:

Underlying Fund	Investment Range
	Low	High
∎ U.S. Equity Funds	30%	45%
∎ Ivy Core Equity Fund	0%	25%
∎ Ivy Dividend Opportunities Fund	0%	25%
∎ Ivy Large Cap Growth Fund	0%	25%
∎ Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0%	25%
∎ Ivy Value Fund	0%	25%
∎ Ivy Mid Cap Growth Fund	0%	10%
∎ Ivy Mid Cap Income Opportunities Fund	0%	10%
∎ Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%	10%
∎ Ivy Small Cap Core Fund	0%	10%
∎ Ivy Small Cap Growth Fund	0%	10%
∎ Global/International Equity Funds	10%	35%
∎ Ivy Global Growth Fund	0%	25%
∎ Ivy International Core Equity Fund	0%	25%
∎ Ivy ProShares MSCI ACWI Index Fund	0%	25%
∎ Ivy Emerging Markets Equity Fund	0%	15%
∎ Ivy LaSalle Global Real Estate Fund	0%	10%
∎ Fixed-Income Funds	20%	60%
∎ Investment Grade Bond Funds	10%	55%
∎ Ivy Advantus Bond Fund	0%	25%
∎ Ivy ProShares S&P 500 Bond Index Fund	0%	25%
∎ Waddell & Reed Advisors Bond Fund	0%	25%
∎ Waddell & Reed Advisors Government Securities Fund	0%	25%
∎ Non-Investment Grade Bond Funds	0%	25%
∎ Ivy Apollo Strategic Income Fund	0%	15%
∎ Ivy Global Bond Fund	0%	15%
∎ Ivy High Income Fund	0%	15%
∎ Ivy ProShares Interest Rate Hedged High Yield Index Fund	0%	15%
∎ Short-Term Bond Funds	0%	20%
∎ Ivy Government Money Market Fund	0%	20%
∎ Ivy Limited-Term Bond Fund	0%	20%

2	Prospectus	Supplement

Conservative Portfolio:

Underlying Fund	Investment Range
	Low	High
∎ U.S. Equity Funds	20%	35%
∎ Ivy Core Equity Fund	0%	25%
∎ Ivy Dividend Opportunities Fund	0%	25%
∎ Ivy Large Cap Growth Fund	0%	25%
∎ Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0%	25%
∎ Ivy Value Fund	0%	25%
∎ Ivy Mid Cap Growth Fund	0%	10%
∎ Ivy Mid Cap Income Opportunities Fund	0%	10%
∎ Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%	10%
∎ Ivy Small Cap Core Fund	0%	10%
∎ Ivy Small Cap Growth Fund	0%	10%
∎ Global/International Equity Funds	5%	25%
∎ Ivy Global Growth Fund	0%	20%
∎ Ivy International Core Equity Fund	0%	20%
∎ Ivy ProShares MSCI ACWI Index Fund	0%	20%
∎ Ivy Emerging Markets Equity Fund	0%	10%
∎ Ivy LaSalle Global Real Estate Fund	0%	10%
∎ Fixed-Income Funds	35%	75%
∎ Investment Grade Bond Funds	20%	75%
∎ Ivy Advantus Bond Fund	0%	35%
∎ Ivy ProShares S&P 500 Bond Index Fund	0%	35%
∎ Waddell & Reed Advisors Bond Fund	0%	35%
∎ Waddell & Reed Advisors Government Securities Fund	0%	35%
∎ Non-Investment Grade Bond Funds	0%	30%
∎ Ivy Apollo Strategic Income Fund	0%	20%
∎ Ivy Global Bond Fund	0%	20%
∎ Ivy High Income Fund	0%	20%
∎ Ivy ProShares Interest Rate Hedged High Yield Index Fund	0%	20%
∎ Short-Term Bond Funds	0%	25%
∎ Ivy Government Money Market Fund	0%	25%
∎ Ivy Limited-Term Bond Fund	0%	25%

2) Effective September 18, 2017, the age range used by the Portfolios’ Age-Based Plan will change.

Currently, when an investor uses the Age-Based Plan, their initial investment is made into one of the three Portfolios based on the age of the designated beneficiary, as follows:

∎	Age 0-8: Growth Portfolio

∎	Age 9-15: Balanced Portfolio

∎	Age 16+: Conservative Portfolio

Effective on September 18, 2017, an existing Age-Based Plan investor may have their investment converted into a different Portfolio, and any new investor establishing such an account will have their investment made into one of six Portfolios, each depending on the age of the designated beneficiary, as follows:

∎	Age 0-4: Aggressive Portfolio

∎	Age 5-8: Growth Portfolio

∎	Age 9-11: Balanced Portfolio

∎	Age 12-14: Conservative Portfolio

∎	Age 15-18: Income Portfolio

∎	Age 19+: Fixed Income Portfolio

Supplement	Prospectus	3

The Portfolios are designed to invest in one or more of the funds within the Ivy Funds or the Waddell & Reed Advisors Funds (where applicable) with the highest exposure to equity investments when the designated beneficiary is between the ages of 0 and 4, a majority exposure to equity investments when the designated beneficiary is between the ages of 5 and 8, a more balanced exposure to equity and fixed-income investments when the designated beneficiary is between the ages of 9 and 11, an increasing exposure to fixed-income securities when the designated beneficiary is between 12 and 14, a majority exposure to fixed-income securities and/or money market instruments when the designated beneficiary is between 15 and 18, and the highest exposure to fixed-income securities and/or money market instruments when the designated beneficiary reaches the age of 19.

The value of an account investing in the Age-Based Plan automatically will be exchanged into the next Portfolio, according to the list above, within approximately 30 days after the designated beneficiary reaches the target age range for that Portfolio.

3) Effective September 18, 2017, the maximum initial sales charge will be lowered to 2.50% for each Portfolio.

∎	On that date, the following replaces the chart titled “Shareholder Fees” in each Portfolio’s summary section of its prospectus:

Shareholder Fees

(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	[1]
Maximum Annual Maintenance Fee	$20

∎	On that date, the following replaces the chart titled “Your Account — Ivy InvestEd 529 Plan — Calculation of Sales Charges on Portfolio Shares” on page 51:

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $250,000	2.50%	2.56%	2.00%
$250,000 and over[2]	0.00%	0.00%	see below

[1]	Due to the rounding of the NAV and the offering price of a Portfolio’s shares to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.
[2]	No sales charge is payable at the time of purchase on investments of $250,000 or more, although for such investments the Portfolio will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. (See Sales Charge Reductions below.) The CDSC is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

∎	On that date, the reference to “investing $1 million or more” at the bottom of page 52 is changed to “investing $250,000 or more.”

4) Effective September 18, 2017, the minimum initial investment will be lowered to $250 for each Portfolio.

∎	On that date, the following replaces the chart in the section titled “Purchase and Sale of Portfolio Shares” in each Portfolio’s summary section of its prospectus:

To Open an Account	$250
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions	Any amount
To Add to an Account	Any amount
For AIS	$50

∎	On that date, the following replaces the chart in the section titled “Your Account — Minimum Investments” on page 58:

Minimum Investments

The Portfolio’s initial and subsequent investment minimums generally are as follows, although the Portfolio and/or Waddell & Reed, Inc. may reduce or waive the minimums in some cases:

To Open an Account	$250 (per Portfolio	)
For certain exchanges	see below	[1]
For accounts opened with AIS	$150 (per Portfolio	)*
For accounts established through payroll deductions	Any amount
To Add to an Account	Any amount
For certain exchanges	$50 (per Portfolio	)
For AIS	$50 (per Portfolio	)
For payroll deductions	Any amount

[1]	Minimum investment for an exchange is either (i) a single $250 exchange or (ii) the combination of a $150 exchange in combination with either (a) a $50 per month AIS or (b) a $50 per month systematic exchange from another fund.
*	An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company.

4	Prospectus	Supplement